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                           G.T. GLOBAL GROWTH FUNDS:
                                 ADVISOR CLASS
                         SUPPLEMENT TO PROSPECTUS DATED
                     MARCH 1, 1995, AS REVISED JUNE 1, 1995

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The following revisions have been made relating to (1) the eligibility requirements for investing in Advisor Class shares of each of the G.T. Global Growth Funds, and (2) involuntary redemption of such shares.

On page 3, under "Prospectus Summary -- Advisor Class Shares," and on page 23, under "How to Invest -- General," section (b) is amended to read "any account with assets of at least $25,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account;" and section (c) is amended to read "any account with assets of at least $25,000 if (i) such account is established under a 'wrap fee' program and
(ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account." The other eligible groups described under sections (a), (d) and (e) in that paragraph remain unchanged.

The following information should be inserted at the end of the first paragraph in the section of the Funds' Prospectus entitled "How To Invest" on page 24:

"Investors may be charged a fee by their brokers or agents if they effect transactions other than through a dealer."

The minimum initial investment for each Fund is $500. Subsequent purchase minimum is $100. On page 26, under paragraph four of the heading "Other Important Redemption Information," the Funds and G.T. Global Financial Services, Inc. each reserves the right to redeem the shares of any investor whose investment is reduced, by reason of redemptions, to less than $500 in the Fund.

Under "Other Information -- Confirmations and Reports to Shareholders," on page 36, the following information should be inserted immediately prior to the last sentence of the paragraph: "Under certain circumstances, duplicate mailings of such reports to the same household may be consolidated."

Under "Other Information -- Custodian and Accounting Agent," it should be noted that effective July 1, 1995, G.T. Capital serves as each Fund's pricing and accounting agent. The monthly fee for these services to G.T. Capital is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by G.T. Capital ("G.T. Funds") and 0.02% to the assets in excess of $5 billion and dividing the result by the aggregate assets of the G.T. Funds.

On the Advisor Class Account Application, under the heading "Fund Selection," the minimum initial investment has been changed to $500 per Fund.
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The following information supersedes and replaces the description of the Funds'
portfolio management team contained in the section of the Funds' Prospectus on page 30 entitled "Management":

"The investment professionals primarily responsible for the portfolio management of the Fund are as follows:

                                  PACIFIC FUND
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
                          RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                     THE FUND                                    LAST FIVE YEARS
------------------------  ---------------------  ---------------------------------------------------------------------
Lawrence Yip              Portfolio Manager      Portfolio Manager for G.T. Capital and G.T. Management (Asia) Ltd.
 Hong Kong                 since 1993
Charles Wall              Portfolio Manager      Portfolio Manager for G.T. Management (Australia) Ltd. and G.T.
 Sydney                    since 1995             Capital since 1992. Prior thereto, Mr. Wall was a Portfolio Manager for Baring Securities (Sydney).


                                                     EUROPE FUND

                          RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                     THE FUND                                    LAST FIVE YEARS
------------------------  ---------------------  ---------------------------------------------------------------------
Anna Powell               Portfolio Manager      Portfolio Manager for G.T. Management PLC (London) and G.T. Capital
 London                    since 1995             since 1995; From 1989 to 1995, Ms. Powell was a Portfolio Manager
                                                  for Robert Fleming & Co., Ltd. (London).
Roger Yates               Portfolio Manager      Portfolio Manager for G.T. Management PLC (London) and G.T. Capital
 London                    since 1994             since 1994. Prior thereto, Mr. Yates was an Investment Manager for
                                                  Morgan Grenfell Asset Management.

                                                     AMERICA FUND

                          RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                     THE FUND                                    LAST FIVE YEARS
------------------------  ---------------------  ---------------------------------------------------------------------
Kevin L. Wenck            Portfolio Manager      Portfolio Manager for G.T. Capital since 1991. Prior thereto, Mr.
 San Francisco             since 1991             Wenck was a Portfolio Manager for Matuschka & Co. (Greenwich, CT).

                                                  INTERNATIONAL FUND

                          RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                     THE FUND                                    LAST FIVE YEARS
------------------------  ---------------------  ---------------------------------------------------------------------
F. Christian Wignall      Portfolio Manager      Chief Investment Officer -- Global Equities for G.T. Capital.
 San Francisco             since 1987
Michael Lindsell          Portfolio Manager      Chief Investment Officer -- Japan for G.T. Management (Japan) Ltd. as
 Tokyo                     since 1992             well as Portfolio Manager for G.T. Capital since 1992. Prior thereto, Mr. Lindsell was a Director of Warburg Asset Management
                                                  (Tokyo).
Serge Selfslagh           Portfolio Manager      Portfolio Manager for G.T. Management PLC (London) and G.T. Capital
 London                    since 1993             since 1993. Prior thereto, Mr. Selfslagh was a Portfolio Manager for
                                                  Schroeder Investment Management (London) and its U.S. affiliate,
                                                  SCMI.
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
                                         WORLDWIDE FUND

                      RESPONSIBILITIES
                             FOR                           BUSINESS EXPERIENCE
NAME/OFFICE               THE FUND                           LAST FIVE YEARS
--------------------  -----------------  --------------------------------------------------------
F. Christian Wignall  Portfolio Manager  Chief Investment Officer -- Global Equities for G.T.
 San Francisco         since 1987         Capital.
Soraya M. Betterton   Portfolio Manager  Portfolio Manager for G.T. Capital.
 San Francisco         since 1989
Serge Selfslagh       Portfolio Manager  Portfolio Manager for G.T. Management PLC (London) and
 London                since 1993         G.T. Capital since 1993. Prior thereto, Mr. Selfslagh
                                          was a Portfolio Manager for Schroeder Investment
                                          Management (London) and its U.S. affiliate, SCMI.
Michael Lindsell      Portfolio Manager  Chief Investment Officer -- Japan for G.T. Management
 Tokyo                 since 1992         (Japan) Ltd. as well as Portfolio Manager for G.T.
                                          Capital since 1992. Prior thereto, Mr. Lindsell was a
                                          Director of Warburg Asset Management (Tokyo).


                                           JAPAN FUND

                      RESPONSIBILITIES
                             FOR                           BUSINESS EXPERIENCE
NAME/OFFICE               THE FUND                           LAST FIVE YEARS
--------------------  -----------------  --------------------------------------------------------
Michael Lindsell      Portfolio Manager  Chief Investment Officer -- Japan for G.T. Management
 Tokyo                 since 1992         (Japan) Ltd. as well as Portfolio Manager for G.T.
                                          Capital since 1992. Prior thereto, Mr. Lindsell was a
                                          Director of Warburg Asset Management (Tokyo)."
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EQUSX51020MC                                                    October 20, 1995